Cover	Oct. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Registrant Name	Hercules Capital, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00702
Entity Tax Identification Number	74-3113410
Entity Address, Address Line One	1 North B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	650
Local Phone Number	289-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001280784
Amendment Flag	false
Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HTGC
Security Exchange Name	NYSE
6.25% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	6.25% Notes due 2033
Trading Symbol	HCXY
Security Exchange Name	NYSE